Other Expenses (Other Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Compensation	$ 356	$ 487	$ 360
Commissions	641	722	634
Volume-related costs	279	231	263
Affiliated expenses on ceded and assumed reinsurance	22	17	39
Capitalization of DAC	(330)	(399)	(376)
Interest expense on debt	130	137	170
Premium taxes, licenses and fees	59	71	56
Professional services	85	22	60
Rent and related expenses	46	54	43
Other	412	381	508
Total other expenses	$ 1,700	$ 1,723	$ 1,757